Investments and Derivative Instruments (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Amortized Cost
One year or less, amortized cost	$ 1,223
Over one year through five years, amortized cost	9,425
Over five years through ten years, amortized cost	8,733
Over ten years, amortized cost	13,982
Subtotal, amortized cost	33,363
Mortgage-backed and asset-backed securities, amortized cost	12,390
Total fixed maturities, AFS, amortized cost	45,753	[1]
Available-for-sale Securities, Fair Value
One year or less, fair value	1,233
Over one year through five years, fair value	9,941
Over five years through ten years, fair value	9,567
Over ten years, fair value	16,247
Subtotal, fair value	36,988
Mortgage-backed and asset-backed securities, fair value	12,416
Total fixed maturities, AFS, fair value	$ 49,404	[1]	$ 47,778

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.